Accrued and Other Liabilities (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable, Current	$ 114	$ 4,599	$ 3,543
United Kingdom Subsidiary Company [Member]
Accounts Payable, Current		$ 4,100	$ 3,100